First Quarter Report
March 31, 2023 (Unaudited)
CTIVP® – Morgan Stanley Advantage Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
CTIVP® – Morgan Stanley Advantage Fund, March 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.7%
Issuer	Shares	Value ($)
Communication Services 10.5%
Entertainment 1.5%
Roblox Corp., Class A(a)	485,902	21,855,872
Interactive Media & Services 7.1%
Alphabet, Inc., Class C(a)	623,458	64,839,632
Meta Platforms, Inc., Class A(a)	116,129	24,612,380
ZoomInfo Technologies, Inc.(a)	593,757	14,671,736
Total		104,123,748
Media 1.9%
Trade Desk, Inc. (The), Class A(a)	447,778	27,274,158
Total Communication Services		153,253,778
Consumer Discretionary 20.3%
Broadline Retail 7.2%
Amazon.com, Inc.(a)	939,520	97,043,021
MercadoLibre, Inc.(a)	6,473	8,531,802
Total		105,574,823
Hotels, Restaurants & Leisure 4.7%
Airbnb, Inc., Class A(a)	159,890	19,890,316
Domino’s Pizza, Inc.	78,462	25,882,260
DoorDash, Inc., Class A(a)	348,423	22,145,766
Total		67,918,342
Specialty Retail 8.4%
AutoZone, Inc.(a)	19,107	46,967,872
Chewy, Inc., Class A(a)	693,291	25,915,218
Floor & Decor Holdings, Inc., Class A(a)	95,707	9,400,341
Home Depot, Inc. (The)	134,761	39,770,666
Total		122,054,097
Total Consumer Discretionary		295,547,262
Consumer Staples 3.3%
Consumer Staples Distribution & Retail 2.4%
Costco Wholesale Corp.	69,668	34,615,939
Food Products 0.9%
McCormick & Co., Inc.	158,151	13,159,745
Total Consumer Staples		47,775,684
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 12.2%
Capital Markets 2.2%
Intercontinental Exchange, Inc.	305,856	31,897,722
Financial Services 5.1%
Adyen NV(a)	24,006	38,251,851
Block, Inc., Class A(a)	97,427	6,688,364
Visa, Inc., Class A	130,991	29,533,231
Total		74,473,446
Insurance 4.9%
Brown & Brown, Inc.	356,976	20,497,562
Progressive Corp. (The)	355,604	50,872,708
Total		71,370,270
Total Financials		177,741,438
Health Care 12.6%
Health Care Equipment & Supplies 1.0%
Intuitive Surgical, Inc.(a)	56,504	14,435,077
Health Care Technology 1.6%
Veeva Systems Inc., Class A(a)	125,076	22,987,718
Life Sciences Tools & Services 4.3%
Danaher Corp.	82,348	20,754,990
Illumina, Inc.(a)	87,916	20,444,866
Thermo Fisher Scientific, Inc.	38,339	22,097,449
Total		63,297,305
Pharmaceuticals 5.7%
Eli Lilly & Co.	86,915	29,848,349
Royalty Pharma PLC, Class A	1,455,728	52,449,880
Total		82,298,229
Total Health Care		183,018,329
Industrials 8.0%
Aerospace & Defense 3.2%
HEICO Corp., Class A	105,977	14,402,274
Lockheed Martin Corp.	68,294	32,284,623
Total		46,686,897
2	CTIVP® – Morgan Stanley Advantage Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
CTIVP® – Morgan Stanley Advantage Fund, March 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Ground Transportation 4.8%
Uber Technologies, Inc.(a)	860,456	27,276,455
Union Pacific Corp.	214,406	43,151,352
Total		70,427,807
Total Industrials		117,114,704
Information Technology 28.9%
IT Services 5.5%
Cloudflare, Inc.(a)	440,307	27,149,330
Shopify, Inc., Class A(a)	625,166	29,970,458
Snowflake, Inc., Class A(a)	153,843	23,736,436
Total		80,856,224
Semiconductors & Semiconductor Equipment 4.9%
ASML Holding NV	104,439	71,092,672
Software 10.0%
BILL Holdings, Inc.(a)	190,462	15,454,087
Datadog, Inc., Class A(a)	287,530	20,891,930
Microsoft Corp.	382,231	110,197,197
Total		146,543,214
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 8.5%
Apple, Inc.	748,807	123,478,274
Total Information Technology		421,970,384
Materials 2.9%
Chemicals 2.9%
Sherwin-Williams Co. (The)	187,894	42,232,934
Total Materials		42,232,934
Total Common Stocks (Cost $1,524,172,619)		1,438,654,513

Money Market Funds 1.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.983%(b),(c)	20,582,780	20,578,664
Total Money Market Funds (Cost $20,574,694)		20,578,664
Total Investments in Securities (Cost: $1,544,747,313)		1,459,233,177
Other Assets & Liabilities, Net		(1,633,533)
Net Assets		1,457,599,644

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2023.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.983%
	28,010,773	133,504,854	(140,938,178)	1,215	20,578,664	1,891	338,642	20,582,780
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
CTIVP® – Morgan Stanley Advantage Fund | First Quarter Report 2023	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7035_12_B01_(05/23)